Financial Instruments - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Levels In Fair Value Hierarchy (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	$ 185		$ 787
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	185		787
Financial assets designated as not measured at fair value [Abstract]
Cash	35,152		34,751		$ 30,708
Amounts receivable	797		1,688
Restricted cash	15,019		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	50,968		36,439
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	41,010		47,319
Dunebridge revolving credit facility	31,813		0
Secured notes payable	374,706	$ 299.9	378,869	$ 299.9
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	447,529		426,188
Financial liabilities at fair value through profit or loss, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	185		787
Financial assets classified as derivative assets amounts receivable and restricted cash carrying amount	185		787
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility	0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Financial liabilities at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	41,010		47,319
Dunebridge revolving credit facility	31,813
Secured notes payable	374,706		378,869
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	447,529		426,188
Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	185		787
Financial assets designated as not measured at fair value [Abstract]
Cash	35,152		34,751
Amounts receivable	797		1,688
Restricted cash	15,019
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	41,010		47,319
Dunebridge revolving credit facility	31,813
Secured notes payable	329,632		378,083
Financial assets at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	35,152		34,751
Amounts receivable	797		1,688
Restricted cash	15,019
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	50,968		36,439
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility	0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Level 1 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	35,152		34,751
Amounts receivable	797		1,688
Restricted cash	15,019
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	41,010		47,319
Dunebridge revolving credit facility	0
Secured notes payable	329,632		378,083
Level 2 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	185		787
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility	31,813
Secured notes payable	0		0
Level 3 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility	0
Secured notes payable	$ 0		$ 0